UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                              -------------------

Check here if Amendment [ ]: Amendment Number:
                                              ----------------------

       This Amendment (Check only one): | | is a restatement
                                        | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       West Face Capital Inc.
Address:    2 Bloor Street East, Suite 810
            Toronto, Ontario M4W 1A8

Form 13F File Number: (To be determined after filing)
                     ---------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Maynard
Title:      Chief Financial Officer
Phone:      647-724-8911

Signature, Place and Date of Signing:


      /s/ John Maynard             Toronto, Canada          February 17, 2009
 --------------------------     ---------------------     ----------------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               1
                                                    ----------------------------

Form 13F Information Table Entry Total:                          12
                                                    ----------------------------

Form 13F Information Table Value Total:                       $80,986
                                                    ----------------------------
                                                           (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number     Name

1        028-05431                Sunrise Partners Limited Partnership
-        ---------                ------------------------------------

                                                       WEST FACE CAPITAL INC.
                                                              FORM 13F
                                                   Quarter Ended December 31, 2008


                                                          VALUE    SHARES OR   SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS TITLE      CUSIP   (x$1000)   PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
----------------------------- ---------------  --------  -------- -----------  ---  ---- ---------- -------- -------- ------- ------
BAYTEX ENERGY TR                TRUST UNIT     073176109    1,318    109,558    SH        SOLE                109,558
------------------------------------------------------------------------------------------------------------------------------------
BCE INC                          COM NEW       05534B760   10,240    496,300    SH        SOLE                496,300
------------------------------------------------------------------------------------------------------------------------------------
BRISTOW GROUP INC                  COM         110394103   11,335    423,114    SH        SOLE                423,114
------------------------------------------------------------------------------------------------------------------------------------
GOLD RESV INC                      CL A        38068N108    1,148  1,226,900    SH        SOLE              1,226,900
------------------------------------------------------------------------------------------------------------------------------------
GOLD RESV INC                 NOTE 5.500% 6/1  38068NAB4    3,177  8,520,000    PRN       SOLE                               NONE
------------------------------------------------------------------------------------------------------------------------------------
PETRO-CDA                          COM         71644E102   36,346  1,656,800    SH        SOLE              1,656,800
------------------------------------------------------------------------------------------------------------------------------------
PHI INC                        COM NON VTG     69336T205    6,993    499,110    SH        SOLE                499,110
------------------------------------------------------------------------------------------------------------------------------------
PHI INC                        COM NON VTG     69336T205      244     17,448    SH    SHARED-OTHER      1              17,448
------------------------------------------------------------------------------------------------------------------------------------
PUGET ENERGY INC NEW               COM         745310102    5,454    200,000    SH        SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC                      COM NEW       834376501    1,643    365,071    SH        SOLE                365,071
------------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS INC                 COM         911363109      584     64,057    SH        SOLE                 64,057
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN SENIOR INCOME TR        COM         920961109    2,504    978,100    SH        SOLE                978,100
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